Other assets and liabilities (Tables)	3 Months Ended
Jun. 30, 2020
Other financial assets measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
USD million	30.6.20	31.3.20	31.12.19
Debt securities	19,062	14,118	14,141
of which: government bills / bonds	9,812	8,458	8,492
Loans to financial advisors[1]	2,673	2,699	2,877
Fee- and commission-related receivables	1,650	2,084	1,520
Finance lease receivables	1,409	1,386	1,444
Settlement and clearing accounts	317	893	587
Accrued interest income	624	625	742
Other	1,589	2,102	1,701
Total other financial assets measured at amortized cost	27,324	23,907	23,012
1 Related to financial advisors in the US and Canada.

Other non-financial assets
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets Explanatory
USD million	30.6.20	31.3.20	31.12.19
Precious metals and other physical commodities	4,890	4,050	4,597
Bail deposit[1]	1,300	1,273	1,293
Prepaid expenses	697	787	687
VAT and other tax receivables	335	336	436
Properties and other non-current assets held for sale	242	202	199
Other	385	651	335
Total other non-financial assets	7,849	7,299	7,547
1 Refer to item 1 in Note 15b for more information.

Other financial liabilities measured at amortized cost
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	30.6.20	31.3.20	31.12.19
Other accrued expenses	1,426	1,639	1,697
Accrued interest expenses	1,183	1,083	1,596
Settlement and clearing accounts	1,802	1,827	1,368
Lease liabilities	3,763	3,744	3,858
Other	1,930	2,168	1,854
Total other financial liabilities measured at amortized cost	10,103	10,462	10,373

Other financial liabilities designated at fair value
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	30.6.20	31.3.20	31.12.19
Financial liabilities related to unit-linked investment contracts	26,573	23,150	28,145
Securities financing transactions	8,371	5,992	5,742
Over-the-counter debt instruments	2,852	2,297	2,022
Funding from UBS Group AG and its subsidiaries	1,220	259	217
Other	114	96	31
Total other financial liabilities designated at fair value	39,131	31,794	36,157
of which: life-to-date own credit (gain) / loss	(8)	(328)	6

Other non-financial liabilities
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	30.6.20	31.3.20	31.12.19
Compensation-related liabilities	3,706	2,656	4,296
of which: financial advisor compensation plans	1,267	1,188	1,459
of which: other compensation plans	1,156	371	1,750
of which: net defined benefit pension and post-employment liabilities	767	624	629
of which: other compensation-related liabilities[1]	516	473	458
Deferred tax liabilities	668	800	311
Current tax liabilities	827	649	780
VAT and other tax payables	477	502	445
Deferred income	243	213	134
Other	186	245	202
Total other non-financial liabilities	6,106	5,065	6,168
1 Includes liabilities for payroll taxes and untaken vacation.